August 27, 2007

Securities and Exchange Commission	VIA EDGAR
Washington, D.C. 20549

Re:	Applied Industrial Technologies, Inc.
Form 10-K – SEC File No. 1-2299

Dear Sir or Madam:
     Transmitted herewith for filing under the Securities and Exchange Act of 1934, as amended, is Applied’s Form 10-K Annual Report for the fiscal year ended June 30, 2007, together with the exhibits thereto.
     The financial statements in the Report do not reflect any changes from the preceding year in accounting principles or practices, or in the method of applying any such principles or practices, except for the following:
•	Effective June 30, 2007, Applied adopted Statement of Financial Accounting Standards No. 158, “Employers’ Accounting for Defined Benefit Pension and Other Postretirement Plans.”
Cordially,
/s/ Fred D. Bauer
Fred D. Bauer
Vice President-General Counsel
& Secretary